CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Class A Common Stock	Class B Common Stock	Total Stockholders' Deficit	Common Stock Class A Common Stock		Common Stock Class B Common Stock		Additional Paid-in Capital	Retained Earnings	Non- controlling Interest	Members' Deficit	Warrant
Beginning balance (in shares) at Dec. 31, 2018						0		0
Beginning balance at Dec. 31, 2018		$ (73,403)			$ 0	$ 0		$ 0		$ 0	$ 0	$ 0	$ (73,403)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(11,230)											(11,230)
Member distributions		(21,625)											(21,625)
Ending balance (in shares) at Dec. 31, 2019			0	0		0		0
Ending balance at Dec. 31, 2019		(106,258)			0	$ 0		$ 0		0	0	0	(106,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities		0
Net loss		4,153
Ending balance at Sep. 30, 2020		(80,070)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities		(3,840)
Beginning balance (in shares) at Dec. 31, 2019			0	0		0		0
Beginning balance at Dec. 31, 2019		(106,258)			0	$ 0		$ 0		0	0	0	(106,258)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		(13,714)			(7,351)						(7,351)	(5,018)	(1,345)
Member distributions		(162)										8	(170)
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) (in shares)						32,294,000		25,857,000
Proceeds and shares issued in the Business Combination and the Conversion (Note 2) As Restated		20,491			(46,635)	$ 3		$ 3		(50,846)	4,205	(40,647)	107,773
DMSH units issued in SmarterChaos acquisition (Note 8)		3,000			1,861					1,861		1,139
Stock-based compensation		$ 958			958					958
Working capital adjustment related to Business Combination (Note 2)						$ 99		$ 142
Ending balance (in shares) at Dec. 31, 2020		0	32,392,576	25,999,464		32,393,000	[1]	25,999,000	[1]
Ending balance at Dec. 31, 2020	[1]	$ (95,685)			(51,167)	$ 3		$ 3		(48,027)	(3,146)	(44,518)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adjustments related to proceeds from business combination										7,100	5,100
Change in fair value of warrant liabilities		8,840												$ 9,850
Payments of Stock Issuance Costs														$ 400
Beginning balance at Sep. 30, 2020		(80,070)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss		$ (17,867)
Ending balance (in shares) at Dec. 31, 2020		0	32,392,576	25,999,464		32,393,000	[1]	25,999,000	[1]
Ending balance at Dec. 31, 2020	[1]	$ (95,685)			$ (51,167)	$ 3		$ 3		$ (48,027)	$ (3,146)	$ (44,518)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in fair value of warrant liabilities		$ 12,680

[1]	As a result of the restatement, the Company’s Proceeds in the Business Combination and Net loss has changed by the fair value of Private Placement Warrant liabilities in Additional Paid-in Capital of $7.1 million, Retained Earnings of $5.1 million and Non-controlling interest of $9.85 million.